COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC. (the “Fund”)

Class Z (MLOZX) Shares

Supplement dated August 22, 2014 to

Summary Prospectus and Prospectus dated December 19, 2013 and Statement of Additional Information dated July 1, 2014

Accordingly, the “Fund Fees and Expenses” sections of the Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Class Z
Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	1.00%
Other Expenses	1.30%

Total Annual Fund Operating Expenses	2.30%
Fee Waiver/Expense Reimbursement(1)	(1.20)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	1.10%

(1)	Cohen & Steers Capital Management Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive, through March 31, 2015, the Fund’s total annual operating expenses (excluding acquired fund fees and expenses; taxes on any wholly-owned C-corporation subsidiary, if applicable; and extraordinary expenses) to 1.10% for Class Z shares and after April 1, 2015 to 1.25% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor waives its fee and/or reimburses expenses in the one-year and three-years based on the net amount pursuant to the fee waiver/expense reimbursement agreement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years(1)

Class Z shares	$119	$517

(1)	Reflects a scheduled adjustment to the fee waiver/expense reimbursement arrangement beginning April 1, 2015.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.